Concentration of Risk (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019	Jun. 30, 2021 CNY (¥)
Concentration of Risk (Details) [Line Items]
Insurance deposit system			$ 40,085
Credit risk compensation	73,000	$ 500,000
Covered by insurance	$ 506,701		$ 544,570
Revenues [Member]
Concentration of Risk (Details) [Line Items]
Number of customers	4	4	3	3
Accounts receivable [Member]
Concentration of Risk (Details) [Line Items]
Number of customers	1	1	3
PRC [Member]
Concentration of Risk (Details) [Line Items]
Deposited in banks	$ 8,739		$ 130,154
Insurance deposit system	$ 70,000				¥ 500,000
Customers Four [Member] | Revenues [Member]
Concentration of Risk (Details) [Line Items]
Revenues percentage	64.60%				64.60%
Customer Three [Member]
Concentration of Risk (Details) [Line Items]
Revenues percentage			90.60%
Customer Three [Member] | Revenues [Member]
Concentration of Risk (Details) [Line Items]
Revenues percentage			72.70%
Customer One [Member] | Revenues [Member]
Concentration of Risk (Details) [Line Items]
Revenues percentage				61.60%
Customer One [Member] | Accounts receivable [Member]
Concentration of Risk (Details) [Line Items]
Revenues percentage	100.00%				100.00%
Hong Kong [Member]
Concentration of Risk (Details) [Line Items]
Deposited in banks	$ 572,504		$ 614,255